SCHEDULE OF DEFERRED SHARE UNITS (Details)	Jun. 30, 2026 shares $ / shares
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	183,997
Outstanding, weighted average fair value | $ / shares	$ 5.05
Deferred share units [member]
IfrsStatementLineItems [Line Items]
Outstanding balance | shares	168,750
Outstanding, weighted average fair value | $ / shares	$ 1.38
Outstanding balance | shares	168,750
Outstanding, weighted average fair value | $ / shares	$ 1.38